Tax on income (Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes	₪ 116,587	$ 36,548	₪ 92,682	₪ 39,192
Statutory tax rate	23.00%	23.00%	23.00%	23.00%
Tax computed by statutory tax rate	₪ 26,815	$ 8,405	₪ 21,317	₪ 9,014
Tax increments (savings) due to:
Non-deductible expenses	451	141	2,515	541
Temporary differences	(39)	(12)	(27)	(19)
Taxes for previous years	0	0	0	(268)
Tax exempt Income	(909)	(284)	(1,299)	(1,224)
Other	(162)	(51)	(139)	(508)
Total Reconciliation of the statutory tax rate to the effective tax rate	₪ 26,156	$ 8,199	₪ 22,367	₪ 7,536